UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.9%

	Shares	Value

CONSUMER DISCRETIONARY — 11.9%
Cinemark Holdings	201,670	$5,850,447
Garmin	87,725	4,847,683
Leggett & Platt	237,220	7,742,861
National CineMedia	151,705	2,275,575
Six Flags Entertainment	95,375	3,829,306
Thomson Reuters	166,845	5,706,099

		30,251,971

CONSUMER STAPLES — 2.6%
Kraft Foods Group	117,620	6,598,482

ENERGY — 14.7%
Alliance Resource Partners LP (A)	49,009	4,123,617
Baytex Energy	195,550	8,042,971
Canadian Oil Sands	399,280	8,364,916
ConocoPhillips	112,150	7,889,753
Dorchester Minerals LP (A)	141,364	3,703,737
Vermilion Energy	85,120	5,315,744

		37,440,738

FINANCIALS — 19.3%
Corrections Corp of America REIT	234,885	7,356,598
Federated Investors, Cl B	188,310	5,750,987
FNB	587,809	7,876,641
Hospitality Properties Trust REIT	268,780	7,719,362
People’s United Financial	523,645	7,786,601
Plum Creek Timber REIT	120,980	5,085,999
Ryman Hospitality Properties REIT	179,125	7,616,395

		49,192,583

HEALTH CARE — 8.0%
AbbVie	136,015	6,991,171
GlaxoSmithKline ADR	140,400	7,501,572
Merck	102,800	5,835,956

		20,328,699

INDUSTRIALS — 2.4%
Eaton	52,705	3,959,200
Lockheed Martin	13,735	2,242,101

		6,201,301

INFORMATION TECHNOLOGY — 10.1%
Cisco Systems	222,250	4,980,623
Intel	306,100	7,900,441
Microchip Technology	134,815	6,438,764
Seagate Technology	112,795	6,334,567

		25,654,395

MATERIALS — 12.6%
Dow Chemical	143,410	6,968,292
EI du Pont de Nemours	82,590	5,541,789

1

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
LyondellBasell Industries, Cl A	51,400	$4,571,516
Nucor	82,955	4,192,546
Potash Corp of Saskatchewan	153,990	5,577,518
Sonoco Products	123,970	5,085,249

		31,936,910

TELECOMMUNICATION SERVICES — 6.6%
AT&T	260,275	9,127,844
BCE	179,475	7,742,552

		16,870,396

UTILITIES — 5.7%
Public Service Enterprise Group	212,525	8,105,703
Suburban Propane Partners LP (A)	153,115	6,360,397

		14,466,100

TOTAL COMMON STOCK (Cost $209,773,640)		238,941,575

SHORT-TERM INVESTMENT(B) — 5.5%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (Cost $13,936,182)	13,936,182	13,936,182

TOTAL INVESTMENTS — 99.4% (Cost $223,709,822) †		$252,877,757

Percentages are based on Net Assets of $254,283,557.

(A)	Securities considered Master Limited Partnership. At March 31, 2014, these securities amounted to $14,187,751 or 5.6% of net assets.
(B)	The rate reported is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

†	At March 31, 2014, the tax basis cost of the Fund’s investments was $223,709,822 and the unrealized appreciation and depreciation were $31,196,960 and $(2,029,025) respectively.

As of March 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HCM-QH-001-0500

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 27, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: May 27, 2014